ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
ADVANCES FROM CUSTOMERS
Schedule of advances from customers

	December 31,
	2023	2024
Customer F	64,973	27,201
Customer E	17,376	7,517
Customer B	43,918	7,114
Customer A	33,727	*
Others	102,847	16,844
Total	$262,841	$58,676
Less: Advances from customers – short-term portion	$148,984	$37,192
Advances from customers – long-term portion	$113,857	$21,484

*Represents less than 10%